Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 927,668	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362
Financial investments	66,434,546	49,553,826
Compulsory reserve	4,761,404	2,525,971
Trade receivables	59,803,273	42,900,983
Derivative Financial Instruments	58,470	0
Categories of financial liabilities [abstract]
Payables To Third Parties	11,642,218	10,151,464
Checking accounts	12,030,573	11,382,924
Obligations to FIDC quota holders	1,151,384	118,986
Payables to related parties	1,131,246	476,804
Banking Issuances	24,089,234	16,188,440	R$ 11,995,288
Borrowings	4,521,503	189,427
Derivative Financial Instruments	69,969	40,945
Quoted prices in active markets (Level 1)
Categories of financial assets [abstract]
Cash and cash equivalents	27,730	654,363
Financial investments	124,945	782,612
Compulsory reserve	4,761,404	2,525,971
Trade receivables	0	0
Derivative Financial Instruments
Other receivables	0	0
Judicial deposits	0	0
Receivable from related parties	0	0
Categories of financial liabilities [abstract]
Payables To Third Parties	0	0
Checking accounts
Obligations to FIDC quota holders	0	0
Trade payables	0	0
Payables to related parties	0	0
Banking Issuances	0	0
Borrowings	0	0
Derivative Financial Instruments	0	0
Deferred revenue	0	0
Other liabilities	0	0
Significant observable inputs (Level 2)
Categories of financial assets [abstract]
Cash and cash equivalents	899,938	2,244,697
Financial investments	362,979	0
Compulsory reserve	0	0
Trade receivables	59,803,273	42,900,983
Derivative Financial Instruments	58,470
Other receivables	284,367	198,416
Judicial deposits	79,591	50,992
Receivable from related parties	31,849	32,280
Categories of financial liabilities [abstract]
Payables To Third Parties	11,642,218	10,151,463
Checking accounts	12,030,573	11,382,924
Obligations to FIDC quota holders	1,151,384	118,986
Trade payables	663,229	513,920
Payables to related parties	1,131,246	476,804
Banking Issuances	24,089,234	16,188,440
Borrowings	4,521,503	189,427
Derivative Financial Instruments	69,969	40,945
Deferred revenue	145,428	146,184
Other liabilities	198,734	143,088
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Cash and cash equivalents	0	0
Financial investments	0	0
Compulsory reserve	0	0
Trade receivables	0	0
Derivative Financial Instruments
Other receivables	0	0
Judicial deposits	0	0
Receivable from related parties	0	0
Categories of financial liabilities [abstract]
Payables To Third Parties	0	0
Checking accounts
Obligations to FIDC quota holders	0	0
Trade payables	0	0
Payables to related parties	0	0
Banking Issuances	0	0
Borrowings	0	0
Derivative Financial Instruments	0	0
Deferred revenue	0	0
Other liabilities	R$ 0	R$ 0